Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Operating lease liabilities	$ 4,593	$ 4,476	$ 5,742
Leases, description	Some of these agreements include allowances, such as the Company’s option to extend the leases for additional terms of up to five years.
Weighted average remaining lease term	6 years 5 months 12 days	7 years 3 months 14 days
Weighted average discount rate	5.50%	5.40%
Impairment loss			$ 1,118
Minimum [Member]
Leases [Line Items]
Remaining lease terms	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease terms	5 years